SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of preparation

Basis of presentation

The accompanying consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

Basis of preparation

The unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) regarding interim financial reporting, and include all normal and recurring adjustments that management of the Group considers necessary for a fair presentation of its financial position and operating results. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. Accordingly, these financial statements should be read in conjunction with the Group’s audited consolidated financial statements and notes for the six months ended June 30, 2022.

The financial information as of December 31, 2021 presented in the unaudited condensed consolidated financial statements is derived from the audited consolidated financial statements for the year ended December 31, 2021.

The operating results presented for interim periods are not necessarily indicative of the results that may be expected for any other interim period or for the entire year.

Basis of consolidation

Basis of consolidation

The accompanying consolidated financial statements include the financial statements of the Company, its subsidiaries, and consolidated VIEs. All intercompany transactions and balances have been eliminated.

Basis of consolidation

The accompanying unaudited condensed consolidated financial statements include the financial statements of the Company, its subsidiaries, and consolidated VIEs. All inter-company transactions and balances have been eliminated.

Consolidated Trusts

Consolidated Trusts

Loans funded by the financial institution partners in the Group’s loan facilitation business are typically disbursed to the borrowers directly from such partners. However, in order to diversify the Group’s funding sources, lower the Group’s funding cost and due to the need of certain financial institution partners, loans from such financial institution partners are funded and disbursed indirectly through trusts. Several trusts were formed by third-party trust companies, who administer the trusts.

2.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - continued

Consolidated Trusts - continued

The Trusts fund loans facilitated by the Group using the funds received from its beneficiaries to the borrowers. The Trusts provide the returns to its beneficiaries through interest payments made by the borrowers. The borrowers are charged with the interests by the Trusts. For the majority of trust, the Group is either entitled to the residual profit in the Trusts or the Group has provided guarantee to the Trusts by agreeing to repurchase any loans that are delinquent for 30 to 90 days from which the Group absorbs the credit risk of the Trusts resulting from borrowers’ delinquencies. The Group determined that the residual profit or the guarantee represents a variable interest in the Trusts through which the Group has the right to receive benefits or the obligation to absorb losses from the Trusts that could potentially be significant to the Trusts. Since the Trusts only invest in the loans facilitated by the Group and the Group continues to service the loans through a service agreement post origination and has the ability to direct default mitigation activities, the Group has the power to direct the activities of the Trusts that most significantly impact the economic performance of the Trusts. As a result, the Group is considered the primary beneficiary of the Trusts and consolidated the Trusts’ assets, liabilities, results of operations and cash flows.

In 2019, the Group received letter of approval for listing and transferring assets backed securities (“ABS”) on both Shanghai Stock Exchange and Shenzhen Stock Exchange within the issue scale of RMB 5 billion for each, respectively. In 2020, the Group also received letter of approval for listing and transferring assets backed securities (“ABS”) on Shenzhen Stock Exchange within the issue scale of RMB 10 billion. In 2021, the Group also received letter of approval for listing and transferring assets backed securities (“ABS”) on Shanghai Stock Exchange and Shenzhen Stock Exchange within the issue scale of RMB 8 billion and RMB 4 billion, respectively. For some trusts, the trust beneficial rights, or the loans receivable in the trusts, were transferred, as underlying assets, to the asset backed special plans (the “ABS plans”). The beneficial rights and loans receivable of RMB3.1 billion (unaudited) and RMB3.0 billion in trusts were transferred to the ABS plans for the six months ended June 30, 2021 and 2022, respectively. The ABS plans were securitized and listed on Shanghai Stock Exchange and Shenzhen Stock Exchange, with terms of no more than two years. As of June 30, 2022, the Group held the whole subordinated tranche securities to provide credit enhancement. The underlying trusts were continued to be consolidated by the Group. Senior tranche securities held by external financial institution partners were recorded as “payable to investors of the consolidated trusts – current” with the balance of RMB 2,139,063 and RMB 4,019,635 as of December 31, 2021 and June 30, 2022, respectively and “payable to investors of the consolidated trusts – noncurrent” with the balance of RMB 3,903,597 and RMB 3,613,690 as of December 31, 2021 and June 30, 2022, respectively on the consolidated balance sheet.

As of December 31, 2021 and June 30, 2022, the balance of delinquent loans repurchased by the Group from the consolidated trusts are RMB 904,586 and RMB 1,194,155, respectively. As of December 31, 2021 and June 30, 2022, the balance of performing loans upon liquidation of certain consolidated trusts repurchased by the Group from the consolidated trusts per the contracts agreed with the counterparty are RMB 12,686 and RMB 16,081, respectively.

For the years ended December 31, 2021 and six months ended June 30, 2022, the provision for loan losses of RMB 661,402 and RMB 463,750 were charged to the consolidated statements of operations, respectively. There were RMB 1,033,228 and RMB 1,416,707 of loans written off for the years ended December 31, 2021 and six months ended June 30, 2022, respectively.

Interest on loans receivable is accrued and credited to income as earned. The Group determines a loan’s past due status by the number of days that have elapsed since a borrower has failed to make a contractual loan payment. Accrual of interest is generally discontinued when the loan principal and interest are deemed to be uncollectible. In general, loans receivable is identified as uncollectible when it is determined to be not probable that the balance can be collected.

2.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - continued

Consolidated Trusts - continued

The following financial statement amounts and balances of the consolidated trusts were included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances:

	December 31, 2021	June 30, 2022
	RMB	RMB
ASSETS
Restricted cash	657,075	1,420,864
Loans receivable, net	8,646,950	9,545,367
Prepaid expenses and other assets	104,515	104,515
Loans receivable, net-noncurrent	1,829,804	1,023,231
Total Assets	11,238,344	12,093,977

	December 31, 2021	June 30, 2022
	RMB	RMB
LIABILITIES
Payable to investors of the consolidated trusts-current	2,304,518	5,224,973
Accrued expenses and other current liabilities	5,928	11,285
Other tax payable	34,448	37,504
Payable to investors of the consolidated trusts-noncurrent	4,010,597	3,613,690
Total liabilities	6,355,491	8,887,452

	Six months ended June 30,
	2021	2022
	RMB	RMB
	(unaudited)
Net revenue	663,907	1,108,643
Net income	263,141	418,827

	Six months ended June 30,
	2021	2022
	RMB	RMB
	(unaudited)
Net cash provided by operating activities	486,996	916,753
Net cash (used in) investing activities	(1,921,400)	(548,254)
Net cash provided by financing activities	572,579	2,490,664

The consolidated trusts contributed 9% (unaudited) and 13% of the Group’s consolidated revenue for the six months ended June 30, 2021 and 2022, respectively. As of December 31, 2021 and June 30, 2022, the consolidated trusts accounted for an aggregate of 34% and 32%, respectively, of the consolidated total assets, and 35% and 43% respectively, of the consolidated total liabilities.

There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Company to provide financial support to the consolidated trusts.

The Group believes that the assets of the consolidated trusts could only be used to settle the obligations of the consolidated trusts.

Consolidated Trusts

For some trusts, the trust beneficial rights, or the loans receivable in the trusts, were transferred, as underlying assets, to the asset backed special plans (the “ABS plans”). The beneficial rights and loans receivable of RMB4.1 billion and RMB5.1 billion in trusts were transferred to the ABS plans for the nine months ended September 30, 2021 and 2022, respectively.

The following financial statement amounts and balances of the consolidated trusts were included in the accompanying unaudited condensed consolidated financial statements after elimination of intercompany transactions and balances:

	December 31,	September 30,
	2021	2022
	RMB	RMB
ASSETS
Restricted cash	657,075	626,452
Loans receivable, net	8,646,950	12,003,519
Prepaid expenses and other assets	104,515	111,039
Loans receivable, net-noncurrent	1,829,804	714,412
Total Assets	11,238,344	13,455,422

	December 31,	September 30,
	2021	2022
	RMB	RMB
LIABILITIES
Payable to investors of the consolidated trusts-current	2,304,518	6,173,089
Accrued expenses and other current liabilities	5,928	17,081
Other tax payable	34,448	36,485
Payable to investors of the consolidated trusts-noncurrent	4,010,597	3,802,348
Total liabilities	6,355,491	10,029,003

	Nine months ended September 30,
	2021	2022
	RMB	RMB
Net revenue	1,127,851	1,667,660
Net income	372,408	806,808

	Nine months ended September 30,
	2021	2022
	RMB	RMB
Net cash provided by operating activities	847,960	1,332,513
Net cash (used in) investing activities	(4,690,085)	(2,707,114)
Net cash provided by financing activities	1,027,804	3,607,440

The consolidated trusts contributed 9% and 13% of the Group’s consolidated revenue for the nine months ended September 30, 2021 and 2022, respectively. As of December 31, 2021 and September 30, 2022, the consolidated trusts accounted for an aggregate of 34% and 34%, respectively, of the consolidated total assets, and 35% and 46% respectively, of the consolidated total liabilities.

There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Company to provide financial support to the consolidated trusts.

The Group believes that the assets of the consolidated trusts could only be used to settle the obligations of the consolidated trusts.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from such estimates. Significant accounting estimates reflected in the Group’s financial statements include revenue recognition, financial assets receivable, guarantee liabilities, allowance for loans receivable, allowance for uncollectible accounts receivable and contract assets, allowance for financial assets receivable, and valuation allowance for deferred tax assets.

Revenue recognition

Revenue recognition

Through collaborating with channel partners to direct users with credit needs to its app, the Group provides services through its facilitation of loan transactions between the borrowers and the financial institution partners through the use of two business models.

The first business model involves the Group providing credit driven services through facilitating loans that are guaranteed by the Group directly or through third-party guarantee companies and insurance companies (referred to as “off-balance capital heavy loans” hereafter), or providing loans through the Consolidated Trusts and Fuzhou Microcredit. In either cases, the Group ultimately bears all the credit risks when the borrowers default.

The second business model involves the Group providing platform services through facilitating loans with no or partial guarantee provided by the Group (referred to as “capital light loans” hereafter) and referral services. In these cases, the Group bears limited credit risks when the borrowers default.

The loans facilitated under both models are with terms of 1~36months (the majority are within the terms of 1~12 months) and with principal of up to RMB 1,000 (the majority are within RMB500).

Loan facilitation and servicing fees

The Group earns loan facilitation and service fees from both off-balance capital heavy loans and capital light loans. The Group’s services mainly consist of:

1)	Performing customer acquisition, initial credit screening and advanced risk assessment on the borrowers on its mobile platform and matching the financial institution partners to potential qualified borrowers and facilitating the execution of loan agreements between the parties, referred to as “Loan Facilitation Services” and;
2)	Providing collection and other repayment processing services for the financial institution partners over the loan term, referred to as “Post Facilitation Services”;

Based on the agreements entered into between the Group’s financial institution partners and borrowers, the Group determined that it is not the legal lender or borrower in the loan origination and repayment process. Accordingly, the Group does not record loans receivable and payable arising from the loan between the financial institution partner and the borrowers.

The Group charges service fees directly from financial institution partner based on the contractual agreements. In 2019, the Group started cooperating with insurance companies and financing guarantee companies to provide guarantee for the loans between the borrowers and financial institution partners. Under this cooperation, the Group charges guarantee fees from the borrower, including insurance premium collected on behalf of the insurance company.

2.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – continued

Revenue recognition - continued

Loan facilitation and servicing fees – continued

For the loans the Group is entitled to the full service fee regardless of whether the borrowers choose to early repay or not, the Group has the unconditional right to the consideration. For the loans facilitated with borrowers who have the option of early repayment and upon termination they do not have the obligation to pay the remaining monthly service fees or not have to pay the excessive portion if the total fees are more than 24% of the origination principal on an annualized basis, the Group’s right to consideration for the service fees is conditional on whether or not the borrowers repay in advance.

For off-balance capital heavy loans, the Group enjoys a fixed rate of service fees. For capital light loans, the Group enjoys a fixed rate of service fees, while in certain cases, the service fee rate the Group entitled to is subject to adjustment based on the actual default rate of the underlying loans.

Under the off-balance capital heavy loans, the Group also provides a guarantee service to its financial institution partners whereas in the event of default, the financial institution partners are entitled to receive unpaid interest and principal from the Group. Given that the Group effectively takes on all of the credit risk of the borrowers and are compensated by the service fees charged, the guarantee is deemed as a service and the guarantee exposure is recognized as a stand-ready obligation in accordance with ASC Topic 460, Guarantees (see accounting policy for Guarantee Liabilities). Under the capital light model, the Group either provides no guarantee or partial guarantee service. Under the partial guarantee scenario, the Group agrees with each financial institution partner a fixed upper limit of guarantee amount the Group is liable of. If the accumulated defaulted loan amount exceeds the agreed upper limit, the excess portion is borne by the financial institution partners.

The Group recognize revenue to depict the transfer of promised services to customers in an amount that reflects the consideration to which the Group expects to be entitled in exchange for those services. To achieve that core principle, the Group applies the following steps:

●	Step 1: Identify the contract (s) with a customer
●	Step 2: Identify the performance obligations in the contract
●	Step 3: Determine the transaction price
●	Step 4: Allocate the transaction price to the performance obligations in the contract
●	Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation

The Group determines that both the financial institution partners and the borrowers are its customers because they both receive services provided by the Group pursuant to the contractual terms among the Group, the borrowers and the financial institution partners. For each loan facilitated on the platform, the Group considers the loan facilitation service, post facilitation service and guarantee service (not applicable for arrangements where the Group does not provide guarantee service) as three separate services. Of which, the guarantee service is accounted for in accordance with ASC Topic 460, Guarantees, at fair value. Revenue from the guarantee services is recognized once the Group is released from the underlying risk. Starting from 2020, the Group recognized the stand-ready guarantee liability at the inception of each loan, and it was amortized to “revenue from releasing of guarantee liabilities” over the term of the guarantee (see accounting policy for Guarantee Liabilities).While the post- origination service is within the scope of ASC Topic 860, the ASC Topic 606 revenue recognition model is applied due to the lack of definitive guidance in ASC Topic 860. The loan facilitation service and post- origination service are two separate performance obligations under ASC 606, as these two deliverables are distinct in that customers can benefit from each service on its own and the Group’s promises to deliver the services are separately identifiable from each other in the contract.

2.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - continued

Revenue recognition - continued

Loan facilitation and servicing fees - continued

The Group determines the total transaction price to be the service fees chargeable from the borrowers or the financial institution partners. The Group’s transaction price includes variable considerations in the form of prepayment risk of the borrowers and service fee allocation rate under capital light model under certain agreements. The Group estimates the prepayment risk of borrowers using the expected value approach on the basis of historical information and current trends of the collection percentage of the borrowers. The service fee allocated to the Group under capital light model would be fluctuated along with the actual default rate of the loans facilitated. The Group uses the service fee allocation rate applicable to the estimated default rate of the underlying loans. The transaction price is allocated amongst the guarantee service, if any, and the other two performance obligations.

The Group first allocates the transaction price to the guarantee liabilities, if any, in accordance with ASC Topic 460, Guarantees which requires the guarantee to be measured initially at fair value based on the stand-ready obligation. Then the remaining considerations are allocated to the loan facilitation services and post facilitation services using their relative standalone selling prices consistent with the guidance in ASC 606. The Group does not have observable standalone selling price information for the loan facilitation services or post facilitation services because it does not provide loan facilitation services or post facilitation services on a standalone basis. There is no direct observable standalone selling price for similar services in the market reasonably available to the Group. As a result, the estimation of standalone selling price involves significant judgment. The Group uses expected cost plus margin approach to estimate the standalone selling prices of loan facilitation services and post facilitation services as the basis of revenue allocation. In estimating its standalone selling price for the loan facilitation services and post facilitation services, the Group considers the cost incurred to deliver such services, profit margin for similar arrangements, customer demand, effect of competitors on the Group’s services, and other market factors.

For each type of service, the Group recognizes revenue when (or as) the entity satisfies the service/ performance obligation by transferring the promised service (that is, an asset) to customers. Revenues from loan facilitation services are recognized at the time a loan is originated between the financial institution partners and the borrowers and the principal loan balance is transferred to the borrowers, at which time the facilitation service is considered completed. Revenues from post facilitation services are recognized on a straight-line basis over the term of the underlying loans as the post- origination services are a series of distinct services that are substantially the same and that have the same pattern of transfer to the financial institution partners.

Revenue from releasing of guarantee liabilities

With the adoption of ASC 326 in 2020, the stand-ready guarantee liabilities are released into guarantee revenue over the term of the guarantee (see accounting policy for Guarantee Liabilities). For the six months ended June 30, 2021 and 2022, revenue from guarantee liabilities were RMB 2,647,734 (unaudited) and RMB 3,074,515, respectively.

Incentives

The Group provides incentives to the borrowers by providing coupons which can only be used as a reduction of repayment and ultimately reduced the service fees received by the Group. Because the borrower does not enter into any enforceable commitment by picking up the coupons, no contract arises from the coupons. Therefore the Group records the incentives as a deduction to revenue upon redemption.

Financing income

The Group provides loans through the Consolidated Trusts and Fuzhou Microcredit. The interest rate charged to the borrowers are fixed. The Group recognized revenue under “financing income” the fees and interests charged to the borrowers over the lifetime of the loans using the effective interest method.

2.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - continued

Revenue recognition - continued

Referral service fees

The Group provides the referral services to other platforms, by referring to them the borrowers who have not passed the Group’s credit assessment. Specifically, the Group receives a fixed rate of referral fee from the platforms once the borrowers are accepted by the other funding providers on those platforms. The revenue is recognized once the referral is completed as confirmed by those platforms.

The Group provides the referral services to the financial institution partner also through the Group’s Intelligence Credit Engine platform, by matching the borrowers and the financial institution partner. For loans originated through the platform, the Group charges the financial institution partner a fixed rate of service fees. The revenue is recognized upon receipt of confirmation by the financial institution partner of loan facilitation at which time the referral service is deemed completed.

For the six months ended June 30, 2021 and 2022, RMB 286,594 (unaudited)and RMB 382,650 were generated from the referral service, respectively.

Other services fees

Other service fees mainly pertain to the revenue from late fees from borrowers under off-balance capital heavy loans and capital light loans.

The following table presents the disaggregation of revenue for the six months ended June 30, 2021 and 2022:

		Six months ended June 30,
		2021	2022
		RMB	RMB
		(unaudited)
Credit driven services		4,856,038	5,868,397
Loan facilitation and servicing fees-capital heavy		1,265,047	1,141,771
Revenue from loan facilitation services	At a point in time	745,134	822,420
Revenue from post-origination services	Over time	519,913	319,351
Financing income	Over time	897,528	1,608,820
Revenue from releasing of guarantee liabilities	Over time	2,647,734	3,074,515
Other services fees	At a point in time	45,729	43,291
Platform services		2,744,729	2,634,849
Loan facilitation and servicing fees-capital light		2,392,602	2,128,955
Revenue from loan facilitation services	At a point in time	1,988,160	1,298,998
Revenue from post-origination services	Over time	404,442	829,957
Referral services fees	At a point in time	286,594	382,650
Other services fees	At a point in time/ Over time	65,533	123,244
Total net revenue		7,600,767	8,503,246

Total revenue recognized at a point in time is RMB 3,105 million (unaudited) and RMB 2,634 million for the six months ended June, 2021 and 2022. Total revenue recognized over time is RMB 4,496 million (unaudited) and RMB 5,869 for the six months ended June 30, 2021 and 2022.

Accounts receivable and Contract Assets, net

Accounts receivable and Contract Assets, net

For the loans the Group is entitled to the full service fee regardless of whether the borrowers choose to early repay or not, the Group has the unconditional right to the consideration and an accounts receivable is recorded for the monthly service fees allocated to loan facilitation service that have already been delivered in relation to loans facilitated on the Group’s platform when recognizing revenue from loan facilitation service. For the loans facilitated with borrowers who have the option of early repayment and upon termination they do not have the obligation to pay the remaining monthly service fees or do not have to pay the excessive portion if the total fees are more than 24% of the origination principal on an annualized basis, the Group’s right to consideration for the service fees of facilitation service is conditional on whether or not the borrowers repay in advance. In these instances, the Group records a corresponding contract asset when recognizing revenue from loan facilitation service.

Accounts receivable and contract assets are stated at the historical carrying amount net of write-offs and allowance for collectability in accordance with ASC Topic 310, and from January 1, 2020 ASC Topic 326. The Group established an allowance for uncollectible accounts receivable and contract assets based on estimates, which incorporate historical experience and other factors surrounding the credit risk of specific type of customers which is essentially the expected net default rates used in determining the fair value of guarantee liabilities. The Group evaluates and adjusts its allowance for uncollectible accounts receivable and contract assets on a quarterly basis or more often as necessary.

Uncollectible accounts receivable and contract assets are written off when the consideration entitled to be received by the Group is due and a settlement is reached for an amount that is less than the outstanding historical balance or when the Group has determined the balance will not be collected. Contract assets and accounts receivable are identified as uncollectible when the underlying loan is determined to be not probable that the balance can be collected. The Group will write off contract assets and accounts receivable and the corresponding provisions if the underlying loan is deemed uncollectible.

The Group did not recognize any contract liabilities during the periods presented. The amount of the transaction price allocated to performance obligations that are unsatisfied as of June 30, 2021 and 2022 are RMB 2,260,131 (unaudited) and RMB 1,518,044, respectively, all of which pertain to post- facilitation service. Remaining unsatisfied performance obligations that will be recognized as revenue by the Group within the following 12 months are 86% and 81% of the remaining performance obligations as of June 30, 2021 and 2022 respectively, with the remainder recognized thereafter.

The Group determines that acquisition cost paid for financial institution partner based on the amount of loans facilitated represents costs to obtain a contract qualifying for capitalization since these payments are directly related to sales achieved during a period. Such cost was not material during the periods presented.

Revenue recognized for year ended December 31, 2019 from performance obligations satisfied (or partially satisfied) in prior periods pertaining to adjustments to variable consideration due to the change of estimated prepayment rate and service fee allocation rate was immaterial, and for the six months ended June 30, 2021 and 2022 was RMB 39,946 (unaudited) and RMB 219,680, respectively.

The Group is subject to value-added tax and other surcharges including education surtax and urban maintenance and construction tax, on the services provided in the PRC. The Group has made an accounting policy election to exclude from the measurement of the transaction price all taxes assessed by the governmental authority. Such taxes excluded from revenues are RMB 457,537 (unaudited) and RMB 503,295, respectively, for the six months ended June 30, 2021 and 2022.

Allowance for credit losses

Allowance for credit losses

On January 1, 2020, the Group adopted ASC 326, Financial Instruments—Credit Losses, which requires recognition of allowances upon origination or acquisition of financial assets at an estimate of expected credit losses over the contractual term of the financial assets (the current expected credit loss or the “CECL” model).

The Group’s financial assets subject to the CECL model mainly include: loans receivable, accounts receivable, contract assets and financial assets receivable, and the allowance for these financial assets is driven by estimated default rate of underlying loans. The Group does not assign internal risk ratings to loans facilitated as they are of small balance and homogeneous. The Group estimates the default rate of loans on a pool basis by taking into consideration the historical delinquency rate by vintage, adjusted by specific risks for loans within each vintage, correlated industrial and macro-economic factors, and other pertinent information such as CPI and delinquent loan collection rate in assessing future performance of the loan portfolio. The Group monitors the delinquency status by vintage of origination and write off delinquent loans timely when the loans become uncollectible.

The adoption of CECL model does not change the Group’s method used to estimate loan losses. The allowance for loans receivable is calculated based on estimated default rate of loans facilitated through the Consolidated Trusts or Fuzhou Microcredit. The allowance for accounts receivable, contract assets, financial assets receivable and account receivable, contract assets and financial assets receivables from related parties (recorded as “amounts due from related parties”) is assessed in accordance with the estimated default rate of the underlying off-balance loans facilitated. Since the allowance is recorded at loan inception based on the estimated collectability over the entire loan tenure and adjusted in each subsequent reporting period based on update of relevant information, the adoption of the CECL model does not have material impact on the timing and amount of allowance recognized for these financial assets.

Other financial receivables subject to the CECL model mainly include security deposit prepaid to third party guarantee companies, funds receivable from third party payment service providers, other receivables from related parties (recorded as “amount due from related parties”), and security deposit paid to insurance companies, which are of short term and shows no historical default record. The Group determines no allowance is needed for these receivables, except for receivables from related parties as financial institution partners, which are based on the estimated default rate of underlying loans as discussed above.

The adoption of ASC 326 also requires the Group to record financial guarantee on a gross basis. As such, the Group recognized a separate contingent guarantee liability with an allowance for credit losses following the CECL model at the inception of loans facilitated with guarantee services provided (see accounting policy for Guarantee Liabilities). The allowance is an estimate of future net payout by the Group upon borrowers’ default, which is ultimately based on the same estimated default rate of loans facilitated as discussed above.

Cash and cash equivalents and Restricted cash

Cash and cash equivalents

Cash and cash equivalents mainly consist of funds in banks, which are highly liquid and are unrestricted as to withdrawal or use.

2.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - continued

Restricted cash

Restricted cash represents:

(i)	Deposit to funding banks which is used to secure timely loan repayment. As of December 31, 2021 and June 30, 2022, the amount of restricted cash related to deposit to the funding banks is RMB 1,986,512 and RMB 2,344,124, respectively.
(ii)	Cash held by the trusts and ABS plans through segregated bank accounts which can only be used to invest in loans or other securities as stipulated in the trust agreement and ABS plan. Substantially all trusts have a maximum operating period of two years. The cash in the trusts is not available to fund the general liquidity needs of the Group.

Security deposit prepaid to third-party guarantee companies

Security deposit prepaid to third-party guarantee companies

Security deposit prepaid to third-party guarantee companies mainly represents deposit prepaid to licensed third-party vendors the Group cooperates with to provide guarantee to secure timely loan repayment for financial institution partners.

Funds receivable from third party payment service providers

Funds receivable from third party payment service providers

The Group opened accounts with third party online payment service providers to collect and transfer the loan funds and interest to financial institution partners or borrowers. The Group also uses such accounts to collect the transaction fee and service fee, and repay and collect the default loan principal and interest. The balance of funds receivable from third party payment service providers mainly includes:

(a)	Funds provided by Fuzhou Microcredit but not yet transferred to the borrowers by third party payment service providers due to the settlement time lag;
(b)	Repayment of loan principal and interest amounts received from the borrowers but not yet transferred to the investors by third party payment service providers due to the settlement time lag; and,
(c)	Accumulated amounts of transaction fee, service fee received, payment and collection of default loan and interest at the balance sheet date.

Fair value

Fair value

Fair value is considered to be the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

2.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - continued

Fair value - continued

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The carrying values of financial instruments, which consist of cash and cash equivalents, restricted cash, security deposits, accounts receivable and contract assets, financial assets receivable, funds receivable from third party payment service providers, loans receivable, short-term loan, payable to investors of the consolidated trusts, and amounts due from/to related parties are recorded at cost which approximates their fair value due to the short-term nature of these instruments.

As of June 30, 2022, the Group’s long-term financial instruments that are not reported at fair value on balance sheet include loans receivable, payable to investors of the consolidated trusts, accounts receivable and contract assets, financial assets receivable and accounts receivable, contract assets and financial assets receivable from related parties (recorded as “amounts due from related parties”). Fair values of these financial instruments are estimated using a discounted cash flow model based on contractual cash flows. The fair values of loans receivable, accounts receivable and contract assets, financial assets receivable are classified as Level 3 fair value measurement due to the significant unobservable inputs concerning the estimation of default rate. The fair value of payable to investors of the consolidated trusts is classified as Level 2 fair value measurement.

As of June 30, 2022, the differences between fair values and carrying amount for loans receivable and payable to investors are due to the discount factor or interests in future periods, and the fair value approximates the carrying amount. For accounts receivable and contract assets, financial assets receivable, the differences are due to the discount factor solely and the fair value approximates the carrying amount.

The Group does not have any assets or liabilities that are recorded at fair value subsequent to initial recognition on a recurring basis. Fair value measurement on a nonrecurring basis for the six months ended June 30, 2022 included that used in impairment of an equity-method investment which was classified as a Level 3 fair value measurement.

Fair Value

Fair value is considered to be the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The carrying values of financial instruments, which consist of cash and cash equivalents, restricted cash, short-term investment, security deposits, accounts receivable and contract assets, financial assets receivable, funds receivable from third party payment service providers, loans receivable, short term loan, payable to investors of the consolidated trusts, and amounts due from/to related parties are recorded at cost which approximates their fair value due to the short-term nature of these instruments.

As of September 30, 2022, the Group’s long-term financial instruments that are not reported at fair value on balance sheet include loans receivable, payable to investors of the consolidated trusts, accounts receivable and contract assets, financial assets receivable and accounts receivable, contract assets and financial assets receivable from related parties (recorded as “amounts due from related parties”). Fair values of these financial instruments are estimated using a discounted cash flow model based on contractual cash flows. The fair values of loans receivable, accounts receivable and contract assets, financial assets receivable are classified as Level 3 fair value measurement due to the significant unobservable inputs concerning the estimation of default rate. The fair value of payable to investors of the consolidated trusts is classified as Level 2 fair value measurement.

As of September 30, 2022, the differences between fair values and carrying amount for loans receivable and payable to investors are due to the discount factor or interests in future periods, and the fair value approximates the carrying amount. For accounts receivable and contract assets, financial assets receivable, the differences are due to the discount factor solely and the fair value approximates the carrying amount.

The Group has foreign exchange options that are recorded at fair value subsequent to initial recognition on a recurring basis. The fair value of such options amount to RMB12,715, which is estimated based on interbank market quoted price and is classified as Level 2 in the fair value hierarchy. Fair value measurement on a nonrecurring basis for the nine months ended September 30, 2022 included that used in impairment of an equity-method investment which was classified as a Level 3 fair value measurement.

Loans receivable

Loans receivable

Loans receivable represents loans facilitated through the consolidated trusts and Fuzhou Microcredit. Loans receivable are recorded as receivable, reduced by a valuation allowance estimated as of the balance sheet date.

The allowance for loan losses is determined at a level believed to be reasonable to absorb probable losses inherent in the portfolio as of each balance sheet date. The allowance is provided based on an assessment performed on a portfolio basis. All loans are assessed collectively depending on factors such as delinquency rate, size, and other risk characteristics of the portfolio.About adoption of ASC 326, see accounting policy of “Allowance for credit losses”.

The Group charges off loans receivable as a reduction to the allowance for loans receivable when the loan principal and interest are deemed to be uncollectible. In general, loans receivable is identified as uncollectible when it is determined to be not probable that the balance can be collected.

Property and equipment, net

2.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - continued

Property and equipment, net

Property and equipment are recorded at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Leasehold improvements	Over the shorter of the lease term or expected useful lives
Electronic equipment	5 years
Furniture and office equipment	5 years

Gains and losses from the disposal of furniture and equipment are recognized in the consolidated statements of operations.

Depreciation expense on property and equipment for the six months ended June 30, 2021 and 2022 were RMB 5,944 (unaudited) and RMB 7,580, respectively.

Land use rights, net

Land use rights represent lease prepayments to the local government authorities and are recorded at cost less accumulated amortization. Amortization is provided on a straight-line basis over the term of the agreement, which is 50 years. Under ASC 842, land use rights were identified as operating lease right-of-use assets, which is separately disclosed as “Land use rights, net” in the Group’s consolidated balance sheets.

Guarantee liabilities

Guarantee liabilities

For the loans facilitated through the loan facilitation business, the Group provides a guarantee service to its financial institution partners whereas in the event of default, the financial institution partners are entitled to receive unpaid interest and principal from the Group. In general, any unpaid interest and principal are paid when the borrower does not repay as scheduled.

From February 2018, to follow the recent regulation change, particularly the Circular 141 which came into effect in December 2017, the Group began to involve third-party licensed vendors including financing guarantee companies and insurance companies to provide guarantee for new loans facilitated for certain financial institution partners. Under the cooperation with financing guarantee companies, these guarantee companies initially reimburses the loan principal and interest to the financial institution partners upon borrower’s default. Although the Group does not have direct contractual obligation to the financial institution partners for defaulted principal and interest, the Group provides back to back guarantee to the licensed guarantee companies. As agreed in the back to back guarantee contract, the Group would pay the licensed guarantee companies for actual losses incurred based on defaulted principal and interest. Under the cooperation with insurance companies, the Group is obligated to provide funding in the form of security deposit with the insurance companies which is used to compensate the financial institution partners for borrowers’ default. Given that the Group effectively takes on all of the credit risk of the borrowers, the Group recognizes a stand ready obligation for its guarantee exposure in accordance with ASC Topic 460.

Under capital light model, in the condition of no guarantee service provided, the Group does not take any credit risk and not record any guarantee liabilities associated with those loans. Besides, in the condition of partial guarantee, the amount of guarantee exposure is immaterial for the six months ended June 30, 2021 (unaudited) and 2022.

2.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - continued

Guarantee liabilities - continued

At the inception of each loan, the Group recognizes the guarantee liability at fair value in accordance with ASC 460-10, which incorporates the expectation of potential future payments under the guarantee and takes into both non-contingent and contingent aspects of the guarantee. Subsequent to the loan’s inception, the guarantee liability is composed of two components: (i) ASC Topic 460 component; and (ii) ASC Topic 450 component. The liability recorded based on ASC Topic 460 is determined on a loan by loan basis and it is reduced when the Group is released from the underlying risk, i.e. as the loan is repaid by the borrower or when the investor is compensated in the event of a default. This component is a stand ready obligation which is not subject to the probable threshold used to record a contingent obligation. When the Group is released from the stand ready liability upon expiration of the underlying loan, the Group records a corresponding amount as “Revenue from releasing of guarantee liabilities” in the consolidated statement of operations. The other component is a contingent liability determined based on probable loss considering the actual historical performance and current conditions, representing the obligation to make future payouts under the guarantee liability in excess of the stand-ready liability, measured using the guidance in ASC Topic 450. The ASC Topic 450 contingent component is determined on a collective basis and loans with similar risk characteristics are pooled into cohorts for purposes of measuring incurred losses. The ASC 450 contingent component is recognized as part of expense on guarantee liabilities in the consolidated statement of operations. At all times the recognized liability (including the stand ready liability and contingent liability) is at least equal to the probable estimated losses of the guarantee portfolio.

On January 1, 2020, the Group adopted ASC 326, Financial Instruments—Credit Losses, which requires gross accounting for guarantee liability. As a result, at inception of the guarantee, the Group will recognize both a stand-ready guarantee liability under ASC 460 with an associated financial assets receivable, and a contingent guarantee liability with an allowance for credit losses under Current expected credit loss (“CECL”) model. Subsequent to the initial recognition, the ASC 460 stand-ready guarantee is released into guarantee revenue on a straight-line basis over the term of the guarantee, while the contingent guarantee is reduced by the payouts made by the Group to compensate the investors upon borrowers’ default. Allowance for credit losses under CECL model was included in “Provision for contingent liabilities” and revalued at each period end to reflect updated estimation for future net pay-out.

Financial assets receivable

Financial assets receivable

Financial assets receivable is recognized at loan inception which is equal to the stand-ready liability recorded at fair value in accordance with ASC 460-10-30-2(b) and considers what premium would be required by the Group to issue the same guarantee service in a standalone arm’s-length transaction.

The fair value recognized at loan inception is estimated using a discounted cash flow model based on the expected net payouts by incorporating a markup margin. The Group estimates its expected net payouts according to the product mix, default rates, loan terms and discount rate. The financial assets receivable is accounted for as a financial asset, and reduced upon the receipt of the service fee payment from the borrowers. At each reporting date, the Group estimates the future cash flows and assesses whether there is any indicator of impairment. If the carrying amounts of the financial assets receivable exceed the expected cash to be received, an impairment loss is recorded for the financial assets receivable not recoverable and is recorded in the consolidated statements of operations. About adoption of ASC 326, see accounting policy of “Allowance for credit losses”. Impairment losses of RMB 102,769 (unaudited) and RMB 163,875 were recorded in the consolidated statements of operations during the six months ended June 30, 2021 and 2022.

Facilitation, origination and servicing expenses

Facilitation, origination and servicing expenses

Facilitation, origination and servicing expense represents cost of services which consists primarily of variable expenses and vendor costs, and costs related to risk management, credit assessment, borrower and system support, payment processing services and third-party collection agencies with facilitating and servicing loans.

Facilitation and origination expense includes expense related to the Group’s borrower referral program under which the Group provides cash incentives to existing borrowers who have successfully referred a new borrower/borrowers to the Group. Such cash reward is offered when the new borrower makes a drawdown. As the cash reward is directly associated with the new borrower acquisition, the Group accounted for it as origination expense to facilitate the loans. The Group recorded RMB 9.5 million (unaudited) and RMB 12.0 million of cash reward for the six months ended June 30, 2021 and 2022, respectively.

Sales and marketing expenses

Sales and marketing expenses

Sales and marketing expenses primarily consist of variable marketing and promotional expenses and general brand and awareness building, including fees paid to channel partners for directing user traffic to the Group. Salaries and benefits expenses related to the Group’s sales and marketing personnel and other expenses related to the Group’s sales and marketing team are also included in the sales and marketing expenses. For the six months ended June 30, 2021 and 2022, the advertising and marketing related expenses were RMB 706.679 and RMB 1,031,406, respectively.

Funding costs

Funding costs

Funding cost consists of interest expense the Group pays to financial institution partners of the Consolidated Trusts and the asset backed securities, trust issuance and costs incurred by the trusts.

Government grant

Government grant

Government grants are primarily referred to the amounts received from various levels of local governments from time to time which are granted for general corporate purposes and to support its ongoing operations in the region. The grants are determined at the discretion of the relevant government authority and there are no restrictions on their use. The government subsidies are recorded as other income in the period the cash is received. The government grants received by the Group is RMB 5,067 (unaudited) and RMB 194,439 for the six months ended June 30, 2021 and 2022, respectively.

Income taxes

Income taxes

Current income taxes are provided on the basis of net profit (loss) for financial reporting purposes, adjusted for income and expenses which are not assessable or deductible for income tax purposes, in accordance with the laws of the relevant tax jurisdictions.

Deferred income taxes are provided using assets and liabilities method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.

Deferred tax assets are recognized to the extent that these assets are more likely than not to be realized. In making such a determination, the management consider all positive and negative evidence, including future reversals of projected future taxable income and results of recent operation.

2.            SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - continued

Income taxes - continued

In order to assess uncertain tax positions, the Group applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. Under the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement. The Group recognizes interest and penalties, if any, under accrued expenses and other current liabilities on its consolidated balance sheet and under other expenses in its consolidated statement of operations. The Group did not have any significant unrecognized uncertain tax positions as of and for the six months ended June 30, 2021 (unaudited) and 2022.

Value added taxes ("VAT")

Value added taxes (“VAT”)

The consolidated trusts are subject to VAT at the rate of 3%, while the other entities under the Group are subject to VAT at the rate of 6% as general taxpayers, and related surcharges on revenue generated from providing services. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in the line item of other tax payable on the consolidated balance sheets.

Certain risks and concentrations

Certain risks and concentrations

As of December 31, 2021 and June 30, 2022, substantially all of the Group’s cash and cash equivalents as well as restricted cash were held in major financial institutions located in the PRC, which management considers to be of high credit quality.

For the six months ended June 30, 2021, financial institution partner A and B funded loans which generated greater than 10% (unaudited) of the total revenues. For the six months ended June 30, 2022, financial institution partner A funded loans which generated greater than 10% of the total revenue.

Share-based compensation

Share-based compensation

Share-based payment transactions with employees, such as stock options and restricted share units, are measured based on the grant date fair value of the awards, with the resulting expense generally recognized on a straight-line basis in the consolidated statements of operations over the period during which the employee is required to perform service in exchange for the award. The Group has elected to account for forfeitures as they occur.

Foreign currency translation

Foreign currency translation

The reporting currency of the Group is the Renminbi (“RMB”).The Group’s operations are principally conducted through the companies located in the PRC where the RMB is the functional currency. The functional currency of the other major entities incorporated outside of PRC is the United States dollar (“USD”).

Transactions denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in currencies other than functional currency are translated into functional currency at the exchange rates prevailing at the balance sheet date. Transactions in currencies other than functional currency during the year are converted into the functional currency at the applicable rates of exchange prevailing on the transaction date. Transaction gains and losses are included in earnings as foreign exchange gain (loss).

2.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - continued

Foreign currency translation - continued

The consolidated financial statements of the Group are translated from the functional currency into reporting currency. Assets and liabilities denominated in foreign currencies are translated using the applicable exchange rates at the balance sheet date. Equity accounts other than earnings generated in current period are translated at the appropriate historical rates. Revenues, expenses, gains and losses are translated using the periodic average exchange rates. The resulting foreign currency translation adjustment are recorded in other comprehensive income (loss).

Convenience translation

Convenience translation

The Group’s business is primarily conducted in China and all of the revenues are denominated in RMB. The financial statements of the Group are stated in RMB. Translations of balances in the consolidated balance sheets, and the related consolidated statements of operations, changes in equity and cash flows from RMB into US dollars as of and for the six months ended June 30, 2022 are solely for the convenience of the readers and were calculated at the rate of USD1.00=RMB 6.6981, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on June 30, 2022. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into USD at that rate or at any other rate.

Convenience translation

The Group’s business is primarily conducted in China and all of the revenues are denominated in RMB. The financial statements of the Group are stated in RMB. Translations of balances in the condensed consolidated balance sheet, and the related condensed consolidated statements of operations, shareholders’ equity and cash flows from RMB into US dollars as of and for the period ended September 30, 2022 are solely for the convenience of the readers and were calculated at the rate of USD1.00 = RMB7.1135, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on September 30, 2022. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into USD at that rate or at any other rate.

Employee defined contribution plan

Employee defined contribution plan

Full time employees of the Group in the PRC participate in a government mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the Group makes contributions to the government for these benefits based on a certain percentage of the employee’s salaries. The Group has no legal obligation for the benefits beyond the contributions, and the Group cannot utilize the contributed amount for future obligations if employee left the Group. The total amount that was expensed as incurred was RMB 62,914 (unaudited) and RMB 85,868 for the six months ended June 30, 2021 and 2022, respectively.

Income per share

Income per share

Basic income per ordinary share is computed by dividing net income attributable to the ordinary shareholders by the weighted average number of ordinary shares outstanding during the period assuming the ordinary shares were issued and outstanding from the earliest period presented.

Diluted income per ordinary share reflects the potential dilution that could occur if securities were exercised or converted into ordinary shares. Ordinary share equivalents are excluded from the computation in income periods should their effects be anti-dilutive. The Group had restricted share units and share options, which could potentially dilute basic earnings per share in the future.

Dividends

Dividends of the Company are recognized when declared.

Segment reporting

Segment reporting

The Group uses management approach to determine operation segment. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker (“CODM”) for making decisions, allocation of resource and assessing performance.

The Group’s CODM has been identified as the Chief Executive Officer who reviews the consolidated results of operations when making decisions about allocating resources and assessing performance of the Group. The Group operates and manages its business as a single operating segment.

Substantially all of the Group’s long-lived assets are located in the PRC and substantially all of the Group’s revenues are derived from within the PRC. Therefore, no geographical segments are presented.

Operating leases

Operating leases

The Group accounts for operating leases in accordance with ASC 842, Leases (“ASC 842”) after the adoption on January 1, 2019. The Group determines if a contract contains a lease based on whether it has the right to obtain substantially all of the economic benefits from the use of an identified asset and whether it has the right to direct the use of an identified asset in exchange for consideration, which relates to an asset the Group does not own. As part of the lease agreements, the Group may include options to extend or terminate the lease when it is reasonably certain that the Group will exercise those options. Right of use (“ROU”) assets represent the Group’s right to use an underlying asset for the lease term and lease liabilities represent the Group’s obligation to make lease payments arising from the lease. ROU assets are initially measured based on the lease liability, adjusted for any initial direct costs, any lease payments made prior to lease commencement and for any lease incentives, and are included in other assets (long term) on the Group’s consolidated balance sheets. Lease liabilities are recognized at the present value of the future lease payments at the lease commencement date, and are included in accrued expenses and other current liabilities (short term) and other long-term liabilities on the Group’s consolidated balance sheets. The discount rate used to determine the present value of the future lease payments is the Group’s incremental borrowing rate, because the interest rate implicit in most of the Group’s leases is not readily determinable. The Group’s incremental borrowing rate represents the rate would be incurred to borrow on a collateralized basis over a similar term for an amount equal to the lease payments in a similar economic environment. Operating lease expense is recorded on a straight-line basis over the lease term. The Company does not possess any leases that have variable lease payments or residual value guarantees.

Recent accounting pronouncements

Recent accounting pronouncements

Recently Adopted Accounting Guidance

In December 2019, the FASB issued ASU 2019-12, a new accounting standard update to simplify the accounting for income taxes. The new guidance removes certain exceptions for recognizing deferred taxes for investments, performing intra period allocation and calculating income taxes in interim periods. It also adds guidance to reduce complexity in certain areas, including recognizing deferred taxes for tax goodwill and allocating taxes to members of a consolidated group. The Group has adopted this new standard effective on January 1, 2021. The adoption of this new standard did not have a material impact on the Group’s Historical Financial Information.

Recent Accounting Guidance Not Yet Adopted

No new accounting pronouncements issued but not yet adopted are expected to have a material impact on the Company’s consolidated financial statements.